CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 23,947	$ 11,530,114
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrant liability	(681,000)	(10,669,000)
Recovery of offering costs allocated to warrants	(309,534)	0
Income from investments held in Trust Account	(5,350,288)	(3,433,975)
Changes in assets and liabilities:
Prepaid expenses	363,078	452,365
Accounts payable and accrued expenses	3,406,090	345,676
Franchise tax payable	(23,253)	645,442
Marketing service fee	0	150,000
Due to related party	120,000	120,000
Income taxes payable	(659,379)	(107,676)
Net cash used in operating activities	(3,110,339)	(967,054)
Cash flows from investing activities:
Trust extension funding	(1,300,000)	0
Cash withdrawn from Trust Account in connection with redemption	179,860,588	0
Cash withdrawn from Trust Account to pay taxes obligation	1,409,500	999,121
Net cash provided by investing activities	179,970,088	999,121
Cash flows from financing activities:
Redemption of common stock	(179,860,588)	0
Proceeds from issuance of promissory note to related party	1,875,000	0
Net cash used in financing activities	(177,985,588)	0
Net change in cash	(1,125,839)	32,067
Cash, beginning of the year	1,426,006	1,393,939
Cash, end of the year	300,167	1,426,006
Supplemental disclosure of cash flow information:
Remeasurement adjustment of carrying value of Class A common stock to redemption amount	5,333,891	2,420,680
Conversion of Class B common stock to Class A common stock	500	0
Excise tax payable in connection with redemption	2,235,006	0
Impact of the waiver of deferred commission by the underwriters	8,340,466	0
Payable to redeemable shareholders	43,640,022	0
Income taxes paid	$ 1,770,029	$ 0